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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 1170 Kane Concourse, Suite 200
         Bay Harbor, FL 33154

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward S. Lampert
Title: Chief Executive Officer, ESL Investments, Inc., General Partner of RBS Partners, L.P.
Phone:   (786) 923-5961

Signature, Place, and Date of Signing:

 /s/ Edward S. Lampert          Bay Harbor, FL             August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 5,742,774

                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name

1      28-11470                         ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                      FORM 13F Information Table - Public

Column 1:         Column 2: Column 3:  Column 4:          Column 5:           Column 6  Column 7:           Column 8:
---------         --------- --------- ----------- -------------------------- ---------- --------- ------------------------------
                                      Fair Market
                                         Value    Shares or                                              Voting Authority
                  Title of    CUSIP   ----------- Principal                  Investment   Other   ------------------------------
Name of Issuer      Class    Number   (x $1,000)   Amount    SH/PRN Put/Call Discretion Managers   (a) Sole  (b) Shared (c) None
--------------    --------- --------- ----------- ---------- ------ -------- ---------- --------- ---------- ---------- --------
AUTONATION INC... COM       05329W102    179,477   5,087,208   SH             Defined       1      5,087,208     0         0
AUTONATION INC... COM       05329W102  1,516,218  42,976,702   SH              Sole         0     42,976,702     0         0
AUTOZONE INC..... COM       53332102     268,365     730,902   SH              Sole         0        730,902     0         0
AVON PRODS INC... COM       54303102       2,365     145,922   SH              Sole         0        145,922     0         0
BIG LOTS INC..... COM       89302103      21,471     526,372   SH              Sole         0        526,372     0         0
CAPITAL ONE FINL
  CORP........... COM       14040H105    239,131   4,374,879   SH              Sole         0      4,374,879     0         0
CIT GROUP INC.... COM NEW   125581801     23,576     661,495   SH              Sole         0        661,495     0         0
GAP INC DEL...... COM       364760108    799,015  29,203,770   SH              Sole         0     29,203,770     0         0
GENWORTH FINL
  INC............ COM CL A  37247D106     68,393  12,083,481   SH              Sole         0     12,083,481     0         0
ISTAR FINL INC... COM       45031U101     18,140   2,812,332   SH              Sole         0      2,812,332     0         0
ORCHARD SUPPLY
  HARDWARE
  STOR........... CL A      685691404     27,902   1,677,833   SH              Sole         0      1,677,833     0         0
ORCHARD SUPPLY
  HARDWARE
  STOR........... CL A      685691404          8         486   SH             Defined       1            486     0         0
SEAGATE
  TECHNOLOGY
  PLC............ SHS       G7945M107     11,814     477,700   SH              Sole         0        477,700     0         0
SEARS HLDGS
  CORP........... COM       812350106        655      10,977   SH             Defined       1         10,977     0         0
SEARS HLDGS
  CORP........... COM       812350106  2,566,244  42,985,654   SH              Sole         0     42,985,654     0         0